Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Beginning balance	$ 4,628,000	$ 4,580,000
Goodwill acquired in acquisitions of business	24,992,000	0
Exchange rate differences	(111,000)	48,000
Ending balance	29,509,000	4,628,000	4,580,000
Goodwill, Impairment Loss	$ 0	$ 0	$ 0